Notes Payable (2010 Accounts Receivable Purchase Agreements) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Conversion of Accounts Receivable Purchase Agreements [Member]	Dec. 31, 2012 Conversion of Accounts Receivable Purchase Agreements [Member]	Dec. 31, 2012 Conversion of Accounts Receivable Purchase Agreements [Member] Warrant [Member]	Dec. 31, 2011 Conversion of Accounts Receivable Purchase Agreements [Member] Warrant [Member]	Jun. 30, 2013 Accounts Receivable [Member]	Jun. 30, 2012 Accounts Receivable [Member]	Dec. 31, 2011 Accounts Receivable [Member]	Dec. 31, 2010 Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable purchase agreement, amount														$ 775,000
Repayment of advances													100,000
Interest paid			65,700	248,643	347,902	357,246							8,360
Amount of debt converted							675,000						675,000
Common stock issued for interest						19,634	109,292
Common stock issued in conversion							1,307,153						1,307,153
Number of warrants issued in conversion							653,576						653,576
Anti-dilution price protection provisions, stock price threshold							$ 1.0						$ 1.00
Exercise price of warrants								0.725			0.725
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200			5,900	156,300	7,700	50,200
Gain (loss) on derivative valuation	$ 709,509	$ 2,959,155	$ (25,606)	$ 4,588,480	$ 8,829,748	$ 11,724,400			$ 253,600	$ 293,800	$ (1,800)	$ 106,100
Risk-free interest rate									0.36%		0.66%
Expected life									3 years 2 months 12 days		2 years 8 months 12 days
Expected volatility									83.16%		96.68%
Dividend yield									0.00%		0.00%
Stock trading price									$ 0.08		$ 0.08